Income Taxes - Components of the Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	$ 9,290	$ 13,179
Deferred tax liability	(1,866)	(2,421)
Net deferred tax asset	7,424	10,758
Federal [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	7,222	11,316
Deferred tax liability	(1,402)	(2,010)
State [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset	2,068	1,863
Deferred tax liability	$ (464)	$ (411)